Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

On January 27, 2012, the Company entered into a license agreement with the SCTC (as amended in March 2012 and November 2015, the “SCTC Agreement”). On April 6, 2012 (the “Closing Date”), the Company and SCTC closed on the SCTC Agreement. Pursuant to the SCTC Agreement, the Company obtained, among other things, a worldwide, exclusive, royalty-bearing license from SCTC to utilize or sublicense a certain medical device patent for the administration of specific cells and/or cell products to the disc and/or spine (and other parts of the body) and a worldwide (excluding Asia and Argentina), exclusive, royalty-bearing license to utilize or sublicense a certain method for culturing cells. On March 5, 2015, the Company made a $75,000 cash payment to retain the exclusivity of the license. Pursuant to the license agreement with SCTC, unless certain performance milestones are or have been satisfied, the Company would be required to pay to SCTC $150,000 by April 2017 and an additional $250,000 by April 2019 in order to maintain its exclusive rights with regard to the disc/spine technology. In February 2017, in connection with the Company receiving clearance from the Food and Drug Administration (the “FDA”) to proceed with a Phase 2 clinical trial, the Company believes that it has satisfied a performance milestone such that the Company would no longer be required to pay to the STC a minimum amount of $150,000 by April 2017 to retain exclusive rights with regard to the disc/spine technology.

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2015	$3,676	$1,226,500	$(192,444)	$1,037,732
Additions	-	75,000	-	75,000
Amortization expense	-	-	(73,991)	(73,991)
Balance as of December 31, 2015	3,676	1,301,500	(266,435)	1,038,741
Amortization expense	-	-	(74,896)	(74,896)
Balance as of December 31, 2016	$3,676	$1,301,500	$(341,331)	$963,845
Weighted average remaining amortization
period at December 31, 2016 in years	4.0	12.9

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2015	$1,472	$190,972	$192,444
Amortization expense	368	73,623	73,991
Balance as of December 31, 2015	1,840	264,595	266,435
Amortization expense	368	74,528	74,896
Balance as of December 31, 2016	$2,208	$339,123	$341,331

Amortization expense is reflected in general and administrative expenses in the consolidated statements of operations. Based upon the current intangible assets as of December 31, 2016, amortization expense is projected to be approximately $75,000 per annum through 2029.